Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 19,495	$ 32,142	$ 10,022
Total Assets	19,495	32,142	10,022
Current Liabilities
Accrued liabilities	271	427	2,389
Due to related parties			639
Convertible notes payable - related parties	977,131	949,050	777,578
Total Current Liabilities	977,402	949,477	780,606
Stockholders' Deficit
Preferred Stock Authorized: 1,000,000 shares, par value $0.01 Issued: no shares issued
Common Stock Authorized: 200,000,000 shares, par value $0.01 Issued and Outstanding: 30,000,100 shares	300,001	300,001	300,001
Additional paid-in capital	(209,901)	(209,901)	(209,901)
Accumulated deficit	(1,048,007)	(1,007,435)	(860,684)
Total Stockholders' Deficit	(957,907)	(917,335)	(770,584)
Total Liabilities and Stockholders' Deficit	$ 19,495	$ 32,142	$ 10,022